Principal subsidiaries, investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Summary of principal subsidiaries, investments in associates and joint ventures
The principal subsidiaries, investments in associates and joint ventures of ING Groep N.V. and their statutory place of incorporation or primary place of business are as follows:

Principal subsidiaries, investments in associates and joint ventures
			Proportion of ownership and interest held by the group
			2024	2023
Subsidiary	Statutory place of Incorporation	Country of operation
ING Bank N.V.	Amsterdam	the Netherlands	100%	100%
Bank Mendes Gans N.V.[3]	Amsterdam	the Netherlands		100%
ING Belgium S.A./N.V.	Brussels	Belgium	100%	100%
ING Luxembourg S.A.	Luxembourg City	Luxembourg	100%	100%
ING-DiBa AG	Frankfurt am Main	Germany	100%	100%
ING Bank Slaski S.A.[1]	Katowice	Poland	75%	75%
ING Financial Holdings Corporation	Delaware	United States of America	100%	100%
ING Bank A.S.	Istanbul	Türkiye	100%	100%
ING Bank (Australia) Ltd	Sydney	Australia	100%	100%
ING Commercial Finance B.V.	Amsterdam	the Netherlands	100%	100%
ING Groenbank N.V.[3]	Amsterdam	the Netherlands		100%
Investments in associates and joint ventures
TMBThanachart Bank Public Company Ltd[2]	Bangkok	Thailand	23%	23%
[1]The shares of the non-controlling interest stake of 25% are listed on the Warsaw Stock Exchange, for summarised financial information we refer to Note 31 'Information on geographical areas'.
[2]Reference is made to Note 8 'Investment in associates and joint ventures'.
3In 2024, Bank Mendes Gans N.V. and ING Groenbank N.V merged with ING Bank N.V.